Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Details) - BRL (R$) R$ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Concession financial assets related to Distribution infrastructure - IPCA		R$ 1,920	R$ 1,407
Concession Grant Fee - IPCA (Note 14)		3,031	2,950
Assets		55,000	53,671
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,522)	(4,630)
Deficit of pension plan (Forluz) (Note 24)		(521)	(545)
Leasing liabilities		(433)	(354)	R$ (244)
Liabilities		(30,344)	R$ (31,887)
IPCA [member] | Amount Book Value [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[1]	1,882
Concession financial assets related to gas distribution infrastructure - IGPM		39
Concession Grant Fee - IPCA (Note 14)		3,031
Assets		4,952
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,522)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(90)
Deficit of pension plan (Forluz) (Note 24)		(521)
Leasing liabilities		(433)
Liabilities		(5,566)
Net liabilities exposed		(614)
IPCA [member] | Probable Ccenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[1]	1,961
Concession financial assets related to gas distribution infrastructure - IGPM		40
Concession Grant Fee - IPCA (Note 14)		3,159
Assets		5,160
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,713)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(94)
Deficit of pension plan (Forluz) (Note 24)		(543)
Leasing liabilities		(451)
Liabilities		(5,801)
Net liabilities exposed		(641)
Net effect of fluctuation in IPCA and IGP-M indexes		(27)
IPCA [member] | Adverse Scenario [Member]
Assets
Concession financial assets related to Distribution infrastructure - IPCA	[1]	2,010
Concession financial assets related to gas distribution infrastructure - IGPM		41
Concession Grant Fee - IPCA (Note 14)		3,238
Assets		5,289
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 22)		(4,831)
Debt agreed with pension fund (Forluz) - IPCA (Note 24)		(96)
Deficit of pension plan (Forluz) (Note 24)		(557)
Leasing liabilities		(463)
Liabilities		(5,947)
Net liabilities exposed		(658)
Net effect of fluctuation in IPCA and IGP-M indexes		R$ (44)

[1]	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.